Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-40578
Entity Registrant Name	AVAX ONE TECHNOLOGY LTD.
Entity Central Index Key	0001826397
Entity Tax Identification Number	77-8726885
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	215 South Olive Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(604)
Local Phone Number	757-0952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	AVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false